Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUES
15	REVENUES

Revenues consisted of the following:

	Years Ended December 31,
	2019	2020	2021
Formal education services
-Educational services	175,908	222,661	255,297
-Boarding	12,435	16,137	19,248
-Sale of educational materials	27,345	39,133	40,468
Subtotal	215,688	277,931	315,013
Tuition income from training programs	2,570	12,043	17,765
Education and management service fees	14,999	15,043	15,103
Others	2,997	5,623	1,399
	236,254	310,640	349,280
Revenue from governments cooperative agreements	27,804	41,272	50,947
	264,058	351,912	400,227